Note 3 - Acquisitions (Details) - Acquisition Details - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisition Details [Abstract]
Current assets	$ 10,649	$ 35,003	$ 25,454
Long-term assets	2,407	6,705	2,591
Current liabilities	(13,264)	(44,880)	(34,611)
Long-term liabilities	(1,605)	(9,734)	(18,147)
Redeemable non-controlling interest	(13,284)	(17,700)	(43,533)
Non-controlling interests		(255)	(3,629)
Business acquisition total	(15,097)	(30,861)	(71,875)
Note consideration		(3,171)	(216)
Cash consideration, net of cash acquired	(44,108)	(91,559)	(31,314)
Acquisition date fair value of contingent consideration	(14,566)	(13,339)	(8,110)
Total purchase consideration	(58,674)	(108,069)	(39,640)
Gain on revaluation of previously held equity investment			(820)
Acquired intangible assets	30,398	39,369	46,819
Goodwill	$ 43,373	$ 99,561	$ 65,516